Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000918571
Document Period End Date	Jun. 30, 2024
C000007310 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 2,142,286,514
Holdings Count | Holding	966
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,142,286,514	Portfolio Turnover (%):	30
Total Number of Holdings:	966
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	58.1%
Fixed Income	39.1%
Money Market Funds	2.8%
GICS equity sectors
Financials	16.1%
Health Care	8.4%
Industrials	8.2%
Information Technology	5.8%
Communication Services	4.3%
Consumer Staples	3.8%
Energy	3.6%
Utilities	3.2%
Materials	2.6%
Consumer Discretionary	2.1%
Composition including fixed income credit quality
AAA	4.2%
AA	2.3%
A	5.1%
BBB	7.7%
CCC	0.0%
U.S. Government	7.3%
Federal Agencies	12.5%
Not Rated	0.0%
Non-Fixed Income	58.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007311 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 2,142,286,514
Holdings Count | Holding	966
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,142,286,514	Portfolio Turnover (%):	30
Total Number of Holdings:	966
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	58.1%
Fixed Income	39.1%
Money Market Funds	2.8%
GICS equity sectors
Financials	16.1%
Health Care	8.4%
Industrials	8.2%
Information Technology	5.8%
Communication Services	4.3%
Consumer Staples	3.8%
Energy	3.6%
Utilities	3.2%
Materials	2.6%
Consumer Discretionary	2.1%
Composition including fixed income credit quality
AAA	4.2%
AA	2.3%
A	5.1%
BBB	7.7%
CCC	0.0%
U.S. Government	7.3%
Federal Agencies	12.5%
Not Rated	0.0%
Non-Fixed Income	58.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007329 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 696,979,437
Holdings Count | Holding	115
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	696,979,437	Portfolio Turnover (%):	28
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.3%
Money Market Funds	5.7%
GICS equity sectors
Information Technology	24.3%
Industrials	20.7%
Health Care	18.6%
Consumer Discretionary	10.6%
Energy	6.0%
Financials	4.8%
Consumer Staples	3.5%
Materials	3.3%
Real Estate	2.0%
Communication Services	0.5%
Top ten holdings
CACI International, Inc., "A"	2.1%
Summit Materials, Inc., "A"	2.0%
GFL Environmental, Inc.	2.0%
Crane Co.	1.9%
nVent Electric PLC	1.9%
U.S. Foods Holding Corp.	1.8%
RB Global, Inc.	1.8%
TechnipFMC PLC	1.7%
Five9, Inc.	1.7%
Jacobs Solutions, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.1%
Summit Materials, Inc., "A"	2.0%
GFL Environmental, Inc.	2.0%
Crane Co.	1.9%
nVent Electric PLC	1.9%
U.S. Foods Holding Corp.	1.8%
RB Global, Inc.	1.8%
TechnipFMC PLC	1.7%
Five9, Inc.	1.7%
Jacobs Solutions, Inc.	1.7%

C000007330 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 696,979,437
Holdings Count | Holding	115
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	696,979,437	Portfolio Turnover (%):	28
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.3%
Money Market Funds	5.7%
GICS equity sectors
Information Technology	24.3%
Industrials	20.7%
Health Care	18.6%
Consumer Discretionary	10.6%
Energy	6.0%
Financials	4.8%
Consumer Staples	3.5%
Materials	3.3%
Real Estate	2.0%
Communication Services	0.5%
Top ten holdings
CACI International, Inc., "A"	2.1%
Summit Materials, Inc., "A"	2.0%
GFL Environmental, Inc.	2.0%
Crane Co.	1.9%
nVent Electric PLC	1.9%
U.S. Foods Holding Corp.	1.8%
RB Global, Inc.	1.8%
TechnipFMC PLC	1.7%
Five9, Inc.	1.7%
Jacobs Solutions, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.1%
Summit Materials, Inc., "A"	2.0%
GFL Environmental, Inc.	2.0%
Crane Co.	1.9%
nVent Electric PLC	1.9%
U.S. Foods Holding Corp.	1.8%
RB Global, Inc.	1.8%
TechnipFMC PLC	1.7%
Five9, Inc.	1.7%
Jacobs Solutions, Inc.	1.7%

C000007316 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
Net Assets	$ 2,131,081,786
Holdings Count | Holding	67
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,131,081,786	Portfolio Turnover (%):	13
Total Number of Holdings:	67
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	43.7%
Communication Services	13.8%
Health Care	10.1%
Consumer Discretionary	9.4%
Financials	9.0%
Industrials	7.0%
Materials	3.4%
Consumer Staples	1.3%
Real Estate	0.8%
Energy	0.4%
Utilities	0.3%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	6.8%
Alphabet, Inc., "A"	6.6%
Meta Platforms, Inc., "A"	5.5%
Apple, Inc.	5.2%
Mastercard, Inc., "A"	3.0%
Eli Lilly & Co.	2.7%
Visa, Inc., "A"	2.1%
Boston Scientific Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	6.8%
Alphabet, Inc., "A"	6.6%
Meta Platforms, Inc., "A"	5.5%
Apple, Inc.	5.2%
Mastercard, Inc., "A"	3.0%
Eli Lilly & Co.	2.7%
Visa, Inc., "A"	2.1%
Boston Scientific Corp.	2.0%

C000007317 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.97%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.97%
Net Assets	$ 2,131,081,786
Holdings Count | Holding	67
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,131,081,786	Portfolio Turnover (%):	13
Total Number of Holdings:	67
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	43.7%
Communication Services	13.8%
Health Care	10.1%
Consumer Discretionary	9.4%
Financials	9.0%
Industrials	7.0%
Materials	3.4%
Consumer Staples	1.3%
Real Estate	0.8%
Energy	0.4%
Utilities	0.3%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	6.8%
Alphabet, Inc., "A"	6.6%
Meta Platforms, Inc., "A"	5.5%
Apple, Inc.	5.2%
Mastercard, Inc., "A"	3.0%
Eli Lilly & Co.	2.7%
Visa, Inc., "A"	2.1%
Boston Scientific Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	6.8%
Alphabet, Inc., "A"	6.6%
Meta Platforms, Inc., "A"	5.5%
Apple, Inc.	5.2%
Mastercard, Inc., "A"	3.0%
Eli Lilly & Co.	2.7%
Visa, Inc., "A"	2.1%
Boston Scientific Corp.	2.0%

C000007326 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 352,701,604
Holdings Count | Holding	93
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	352,701,604	Portfolio Turnover (%):	18
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
GICS equity sectors
Information Technology	24.3%
Industrials	24.1%
Health Care	15.0%
Consumer Discretionary	10.6%
Financials	9.5%
Communication Services	5.7%
Materials	2.9%
Energy	2.6%
Consumer Staples	2.3%
Real Estate	1.6%
Utilities	0.3%
Top ten holdings
Monolithic Power Systems, Inc.	3.8%
Howmet Aerospace, Inc.	2.8%
Cadence Design Systems, Inc.	2.7%
ASM International N.V.	2.6%
Vulcan Materials Co.	2.5%
AMETEK, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.3%
Take-Two Interactive Software, Inc.	2.2%
Copart, Inc.	2.2%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.8%
Howmet Aerospace, Inc.	2.8%
Cadence Design Systems, Inc.	2.7%
ASM International N.V.	2.6%
Vulcan Materials Co.	2.5%
AMETEK, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.3%
Take-Two Interactive Software, Inc.	2.2%
Copart, Inc.	2.2%
Wolters Kluwer N.V.	2.1%

C000007327 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 352,701,604
Holdings Count | Holding	93
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	352,701,604	Portfolio Turnover (%):	18
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
GICS equity sectors
Information Technology	24.3%
Industrials	24.1%
Health Care	15.0%
Consumer Discretionary	10.6%
Financials	9.5%
Communication Services	5.7%
Materials	2.9%
Energy	2.6%
Consumer Staples	2.3%
Real Estate	1.6%
Utilities	0.3%
Top ten holdings
Monolithic Power Systems, Inc.	3.8%
Howmet Aerospace, Inc.	2.8%
Cadence Design Systems, Inc.	2.7%
ASM International N.V.	2.6%
Vulcan Materials Co.	2.5%
AMETEK, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.3%
Take-Two Interactive Software, Inc.	2.2%
Copart, Inc.	2.2%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.8%
Howmet Aerospace, Inc.	2.8%
Cadence Design Systems, Inc.	2.7%
ASM International N.V.	2.6%
Vulcan Materials Co.	2.5%
AMETEK, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.3%
Take-Two Interactive Software, Inc.	2.2%
Copart, Inc.	2.2%
Wolters Kluwer N.V.	2.1%

C000007306 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 761,348,551
Holdings Count | Holding	105
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	761,348,551	Portfolio Turnover (%):	8
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	38.9%
Financial Services	12.5%
Health Care	12.4%
Capital Goods	11.8%
Consumer Cyclicals	11.8%
Energy	6.1%
Consumer Staples	4.1%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	9.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.7%
Alphabet, Inc., "A"	4.4%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	3.3%
Visa, Inc., "A"	2.4%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.6%
ConocoPhillips	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.7%
Alphabet, Inc., "A"	4.4%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	3.3%
Visa, Inc., "A"	2.4%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.6%
ConocoPhillips	1.4%

C000007307 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 761,348,551
Holdings Count | Holding	105
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	761,348,551	Portfolio Turnover (%):	8
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	38.9%
Financial Services	12.5%
Health Care	12.4%
Capital Goods	11.8%
Consumer Cyclicals	11.8%
Energy	6.1%
Consumer Staples	4.1%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	9.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.7%
Alphabet, Inc., "A"	4.4%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	3.3%
Visa, Inc., "A"	2.4%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.6%
ConocoPhillips	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.7%
Alphabet, Inc., "A"	4.4%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	3.3%
Visa, Inc., "A"	2.4%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.6%
ConocoPhillips	1.4%

C000007314 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 2,452,442,908
Holdings Count | Holding	73
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,452,442,908	Portfolio Turnover (%):	8
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Financials	26.9%
Industrials	17.0%
Health Care	14.9%
Information Technology	8.8%
Consumer Staples	8.5%
Utilities	7.8%
Energy	6.7%
Consumer Discretionary	3.2%
Materials	2.9%
Real Estate	1.8%
Communication Services	1.1%
Top ten holdings
JPMorgan Chase & Co.	5.1%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%
Marsh & McLennan Cos., Inc.	2.4%
Aon PLC	2.2%
Analog Devices, Inc.	2.2%
General Dynamics Corp.	2.2%
Johnson & Johnson	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	5.1%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%
Marsh & McLennan Cos., Inc.	2.4%
Aon PLC	2.2%
Analog Devices, Inc.	2.2%
General Dynamics Corp.	2.2%
Johnson & Johnson	2.1%

C000007315 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,452,442,908
Holdings Count | Holding	73
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,452,442,908	Portfolio Turnover (%):	8
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Financials	26.9%
Industrials	17.0%
Health Care	14.9%
Information Technology	8.8%
Consumer Staples	8.5%
Utilities	7.8%
Energy	6.7%
Consumer Discretionary	3.2%
Materials	2.9%
Real Estate	1.8%
Communication Services	1.1%
Top ten holdings
JPMorgan Chase & Co.	5.1%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%
Marsh & McLennan Cos., Inc.	2.4%
Aon PLC	2.2%
Analog Devices, Inc.	2.2%
General Dynamics Corp.	2.2%
Johnson & Johnson	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	5.1%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%
Marsh & McLennan Cos., Inc.	2.4%
Aon PLC	2.2%
Analog Devices, Inc.	2.2%
General Dynamics Corp.	2.2%
Johnson & Johnson	2.1%

C000007302 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 1,519,648,277
Holdings Count | Holding	786
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,519,648,277	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	786	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	37
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.5%
Money Market Funds	3.5%
Composition including fixed income credit quality
AAA	9.2%
AA	4.2%
A	10.1%
BBB	25.1%
BB	5.0%
B	1.5%
CCC	0.0%
CC	0.2%
C	0.0%
U.S. Government	19.8%
Federal Agencies	21.4%
Not Rated	0.0%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007303 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,519,648,277
Holdings Count | Holding	786
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,519,648,277	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	786	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	37
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.5%
Money Market Funds	3.5%
Composition including fixed income credit quality
AAA	9.2%
AA	4.2%
A	10.1%
BBB	25.1%
BB	5.0%
B	1.5%
CCC	0.0%
CC	0.2%
C	0.0%
U.S. Government	19.8%
Federal Agencies	21.4%
Not Rated	0.0%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007312 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,061,226,160
Holdings Count | Holding	41
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,061,226,160	Portfolio Turnover (%):	5
Total Number of Holdings:	41
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
NextEra Energy, Inc.	13.3%
PG&E Corp.	6.7%
Constellation Energy	5.4%
DTE Energy Co.	4.7%
Sempra Energy	4.5%
Southern Co.	4.2%
Dominion Energy, Inc.	4.1%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.8%
Issuer country weightings
United States	78.3%
United Kingdom	4.9%
Germany	4.0%
Portugal	3.9%
Spain	2.6%
Italy	2.4%
Canada	1.0%
France	0.7%
Denmark	0.7%
Other Countries	1.5%
Top five industries
Utilities - Electric Power	84.9%
Telecommunications - Wireless	6.2%
Energy - Renewables	4.3%
Natural Gas - Distribution	2.8%
Utilities - Water	1.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
PG&E Corp.	6.7%
Constellation Energy	5.4%
DTE Energy Co.	4.7%
Sempra Energy	4.5%
Southern Co.	4.2%
Dominion Energy, Inc.	4.1%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.8%

C000007313 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 1,061,226,160
Holdings Count | Holding	41
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,061,226,160	Portfolio Turnover (%):	5
Total Number of Holdings:	41
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
NextEra Energy, Inc.	13.3%
PG&E Corp.	6.7%
Constellation Energy	5.4%
DTE Energy Co.	4.7%
Sempra Energy	4.5%
Southern Co.	4.2%
Dominion Energy, Inc.	4.1%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.8%
Issuer country weightings
United States	78.3%
United Kingdom	4.9%
Germany	4.0%
Portugal	3.9%
Spain	2.6%
Italy	2.4%
Canada	1.0%
France	0.7%
Denmark	0.7%
Other Countries	1.5%
Top five industries
Utilities - Electric Power	84.9%
Telecommunications - Wireless	6.2%
Energy - Renewables	4.3%
Natural Gas - Distribution	2.8%
Utilities - Water	1.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
PG&E Corp.	6.7%
Constellation Energy	5.4%
DTE Energy Co.	4.7%
Sempra Energy	4.5%
Southern Co.	4.2%
Dominion Energy, Inc.	4.1%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.8%

C000007318 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 50,493,340
Holdings Count | Holding	86
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	50,493,340	Portfolio Turnover (%):	15
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Visa, Inc., "A"	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Alphabet, Inc., "A"	2.5%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.2%
Microsoft Corp.	2.1%
Honeywell International, Inc.	2.1%
Roche Holding AG	2.1%
Issuer country weightings
United States	53.9%
France	10.5%
Switzerland	8.3%
United Kingdom	7.9%
Canada	3.3%
Spain	3.2%
Germany	3.1%
Japan	2.7%
Netherlands	2.2%
Other Countries	4.9%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Alphabet, Inc., "A"	2.5%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.2%
Microsoft Corp.	2.1%
Honeywell International, Inc.	2.1%
Roche Holding AG	2.1%

C000007319 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Net Assets	$ 50,493,340
Holdings Count | Holding	86
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	50,493,340	Portfolio Turnover (%):	15
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Visa, Inc., "A"	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Alphabet, Inc., "A"	2.5%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.2%
Microsoft Corp.	2.1%
Honeywell International, Inc.	2.1%
Roche Holding AG	2.1%
Issuer country weightings
United States	53.9%
France	10.5%
Switzerland	8.3%
United Kingdom	7.9%
Canada	3.3%
Spain	3.2%
Germany	3.1%
Japan	2.7%
Netherlands	2.2%
Other Countries	4.9%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Alphabet, Inc., "A"	2.5%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.2%
Microsoft Corp.	2.1%
Honeywell International, Inc.	2.1%
Roche Holding AG	2.1%

C000007324 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
Net Assets	$ 824,652,813
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	824,652,813	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.8%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000007325 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.03%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%
Net Assets	$ 824,652,813
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	824,652,813	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.8%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%